Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Lease Arrangements
Schedule of future minimum revenue, expected to be earned on non-cancelable time charters with initial terms of one year or more

The future minimum revenue, expected to be earned on non-cancellable time charters with initial terms of one year or more consisted of the following as at December 31, 2012 (in thousands):

2013	$577,023
2014	549,954
2015	547,605
2016	538,845
2017	506,350
2018 and thereafter	2,198,547

Total future revenue	$4,918,324